Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Thousands	7 Months Ended		12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 $ / shares	Jan. 31, 2019 NZD ($)	Jan. 31, 2019 $ / shares	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 $ / shares	Jun. 30, 2016 NZD ($)	Jun. 30, 2016 $ / shares
Profit or loss [abstract]
Revenue	$ 96,284		$ 111,920		$ 131,388		$ 151,000
Cost of goods sold	(57,144)		(74,480)		(87,459)		(83,525)
Gross profit	39,140		37,440		43,929		67,475
Brand management	(32,040)		(49,256)		(53,653)		(48,362)
Administrative expenses	(2,383)		(3,432)		(4,131)		(4,090)
Corporate expenses	(8,082)		(14,145)		(12,851)		(13,002)
Finance expense	(6,238)		(4,041)		(8,791)		(10,409)
Brand transition, restructure and transaction expenses	(1,321)		(10,075)		(3,272)		(2,232)
Impairment expense	(292)		(8,173)		(1,914)		(2,157)
Other foreign currency gains/(losses)	(3,306)		1,963		757		(2,423)
Fair value gain/(loss) on Convertible Notes derivative	(592)		(775)		2,393
Loss before income tax	(15,114)		(50,494)		(37,533)		(15,200)
Income tax (expense)/benefit	(865)		1,274		(60)		(5,546)
Loss for the period	(15,979)		(49,220)		(37,593)		(20,746)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(29)		(7)		148		31
Other comprehensive income/(loss) for the period, net of tax	(29)		(7)		148		31
Total comprehensive income/(loss) for the period	(16,008)		(49,227)		(37,445)		(20,715)
Total comprehensive income/(loss) attributable to:
Owners of Naked Brand Group Limited	$ (16,008)		$ (49,227)		$ (37,445)		$ (20,715)
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Basic loss per share (NZ$) | $ / shares		$ (0.82)		$ (2.01)		$ (1.79)		$ (1.13)
Diluted loss per share (NZ$) | $ / shares		$ (0.82)		$ (2.01)		$ (1.79)		$ (1.13)